HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT FIVE:

333-36329              Putnam Hartford Inheritance Manager Variable Life
033-83656              Putnam Capital Manager Variable Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT FIVE:

333-36367              Putnam Hartford Inheritance Manager Variable Life
033-83652              Putnam Capital Manager Variable Life

  SUPPLEMENT DATED FEBRUARY 11, 2009 TO THE ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2008

              SUPPLEMENT TO YOUR ANNUAL PRODUCT INFORMATION NOTICE

EFFECTIVE FEBRUARY 12, 2009, UNDER THE "UNDERLYING FUND FEES AND EXPENSES" TABLE, THE FOLLOWING FUND IS ADDED IN ALPHABETICAL ORDER:

                                                    DISTRIBUTION
                                                       AND/OR                                ACQUIRED
                                                       SERVICE                              FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND                       FEE               FEES             EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund          0.650%              N/A              0.120%              0.120%
 --Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Putnam VT Equity Income Fund          0.890%                N/A                0.890%
 --Class IA

EFFECTIVE FEBRUARY 12, 2009, UNDER THE "UNDERLYING FUND INVESTMENT OBJECTIVES AND INVESTMENT ADVISERS/SUB-ADVISERS" TABLE, THE FOLLOWING FUND OBJECTIVE IS ADDED IN ALPHABETICAL ORDER:

FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund --      Capital Growth and current income    Putnam Investment Management, LLC
 Class IA

 THIS SUPPLEMENT SHOULD BE RETAINED YOUR ANNUAL PRODUCT INFORMATION NOTICE FOR
                               FUTURE REFERENCE.

HV-7908